Debt securities	12 Months Ended
Dec. 31, 2018
Debt securities
Debt securities

C3.2   Debt securities

This note provides analysis of the Group’s debt securities, including asset-backed securities and sovereign debt securities.

With the exception of certain debt securities for US insurance operations classified as ‘available-for-sale’ under IAS 39 as disclosed in notes C3.2(b) to (d) below, the Group’s debt securities are carried at fair value through profit or loss.

(a)	Credit rating

Debt securities are analysed below according to external credit ratings issued, with equivalent ratings issued by different ratings agencies grouped together. Standard & Poor’s ratings have been used where available, if this isn’t the case Moody’s and then Fitch have been used as alternatives. For the US, NAIC ratings have also been used where relevant. In the table below, AAA is the highest possible rating. Investment grade financial assets are classified within the range of AAA to BBB- ratings. Financial assets which fall outside this range are classified as below BBB-. Debt securities with no external credit rating are classified as ‘Other’.

	31 Dec 2018 £m
				BBB+ to
	AAA	AA+ to AA-	A+ to A-	BBB-	Below BBB-	Other	Total
Asia
With-profits	2,873	12,379	4,142	3,760	1,747	2,303	27,204
Unit-linked	817	100	492	1,431	426	715	3,981
Non-linked shareholder-backed	1,034	3,552	3,717	2,934	2,202	1,144	14,583
Asset management	11	—	60	—	—	—	71
US
Non-linked shareholder-backed	678	7,383	10,286	14,657	1,429	7,161	41,594
UK and Europe
With-profits	6,890	9,332	11,779	14,712	2,891	8,194	53,798
Unit-linked	1,041	2,459	2,215	3,501	395	901	10,512
Non-linked shareholder-backed	3,007	6,413	4,651	1,515	158	5,902	21,646
Other operations	619	1,089	151	41	49	18	1,967
Total debt securities	16,970	42,707	37,493	42,551	9,297	26,338	175,356

	31 Dec 2017 £m
				BBB+ to
	AAA	AA+ to AA-	A+ to A-	BBB-	Below BBB-	Other	Total
Asia:
With-profits	2,504	10,641	3,846	3,234	1,810	2,397	24,432
Unit-linked	528	103	510	1,429	372	565	3,507
Non-linked shareholder-backed	990	2,925	3,226	2,970	1,879	1,053	13,043
US:
Non-linked shareholder-backed	368	6,352	9,578	12,311	1,000	5,769	35,378
UK and Europe:
With-profits	6,492	9,378	11,666	12,856	2,877	7,392	50,661
Unit-linked	670	2,732	1,308	1,793	91	117	6,711
Non-linked shareholder-backed	5,118	11,005	9,625	3,267	258	6,062	35,335
Other operations	742	1,264	182	67	36	16	2,307
Total debt securities	17,412	44,400	39,941	37,927	8,323	23,371	171,374

The credit ratings, information or data contained in this report which are attributed and specifically provided by Standard &Poor’s, Moody’s and Fitch Solutions and their respective affiliates and suppliers (‘Content Providers’) is referred to here as the ‘Content’. Reproduction of any Content in any form is prohibited except with the prior written permission of the relevant party. The Content Providers do not guarantee the accuracy, adequacy, completeness, timeliness or availability of any Content and are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, or for the results obtained from the use of such Content. The Content Providers expressly disclaim liability for any damages, costs, expenses, legal fees, or losses (including lost income or lost profit and opportunity costs) in connection with any use of the Content. A reference to a particular investment or security, a rating or any observation concerning an investment that is part of the Content is not a recommendation to buy, sell or hold any such investment or security, nor does it address the suitability of an investment or security and should not be relied on as investment advice.

Securities with credit ratings classified as ‘Other’ can be further analysed as follows:

Asia - non-linked shareholder-backed	31 Dec 2018 £m	31 Dec 2017 £m

Internally rated:
Government bonds	36	25
Corporate bonds – rated as investment grade by local external ratings agencies	978	959
Other	130	69
Total Asia non-linked shareholder-backed	1,144	1,053

	31 Dec 2018 £m			31 Dec 2017 £m
	Mortgage
	-backed	Other
US	securities	securities	Total	Total

Implicit ratings of other US debt securities based on NAIC* valuations (see below):
NAIC 1	2,148	2,858	5,006	3,918
NAIC 2	2	2,116	2,118	1,794
NAIC 3-6	2	35	37	57
Total US†	2,152	5,009	7,161	5,769

*       The Securities Valuation Office of the NAIC classifies debt securities into six quality categories ranging from Class 1 (the highest) to Class 6 (the lowest). Performing securities are designated as Classes 1 to 5 and securities in or near default are designated Class 6.

†      Mortgage-backed securities totalling £1,947 million at 31 December 2018 have credit ratings issued by Standard & Poor’s of BBB- or above and hence are designated as investment grade. Other securities totalling £4,974 million at 31 December 2018 with NAIC ratings 1 or 2 are also designated as investment grade.

UK and Europe	31 Dec 2018 £m	31 Dec 2017 £m

Internal ratings or unrated:
AAA to A-	8,150	7,994
BBB to B-	3,034	3,141
Below B- or unrated	3,813	2,436
Total UK and Europe	14,997	13,571

(b)	Additional analysis of US insurance operations debt securities

	31 Dec 2018 £m	31 Dec 2017 £m
Corporate and government security and commercial loans:
Government	5,465	4,835
Publicly traded and SEC Rule 144A securities*	26,196	22,849
Non-SEC Rule 144A securities	6,329	4,468
Asset-backed securities (see note (e))	3,604	3,226
Total US debt securities†	41,594	35,378

*       A 1990 SEC rule that facilitates the resale of privately placed securities under Rule 144A that are without SEC registration to qualified institutional investors. The rule was designed to develop a more liquid and efficient institutional resale market for unregistered securities.

†      Debt securities for US operations included in the statement of financial position comprise:

	31 Dec 2018 £m	31 Dec 2017 £m
Available-for-sale	40,849	35,293
Fair value through profit or loss	745	85
Total US debt securities	41,594	35,378

Realised gains and losses, including impairments, recorded in the income statement are as shown in note B1.2 of this report.

(c)     Movements in unrealised gains and losses on Jackson available-for-sale securities

The movement in the statement of financial position value for debt securities classified as available-for-sale was from a net unrealised gain of £1,205 million to a net unrealised loss of £414 million as analysed in the table below.

		Reflected as part of movement in
		other comprehensive income
		Foreign	Changes in
		exchange	unrealised
	2018	translation	appreciation†	2017
	£m	£m	£m	£m
Assets fair valued at below book value
Book value*	25,330			6,325
Unrealised gain (loss)	(925)	(43)	(776)	(106)
Fair value (as included in statement of financial position)	24,405			6,219
Assets fair valued at or above book value
Book value*	15,933			27,763
Unrealised gain (loss)	511	41	(841)	1,311
Fair value (as included in statement of financial position)	16,444			29,074
Total
Book value*	41,263			34,088
Net unrealised gain (loss)	(414)	(2)	(1,617)	1,205
Fair value (as included in the footnote above in the overview table and the statement of financial position)	40,849			35,293

*       Book value represents cost/amortised cost of the debt securities.

†      Translated at the average rate of US$1.3352:£1.00.

(d)	US debt securities classified as available-for-sale in an unrealised loss position

(i)   Fair value of securities as a percentage of book value

The fair value of the debt securities in a gross unrealised loss position for various percentages of book value:

	31 Dec 2018 £m		31 Dec 2017 £m
	Fair	Unrealised	Fair	Unrealised
	value	loss	value	loss
Between 90% and 100%	23,662	(809)	6,170	(95)
Between 80% and 90%	707	(104)	36	(6)
Below 80%:
Other asset-backed securities	—	—	10	(4)
Corporate bonds	36	(12)	3	(1)
	36	(12)	13	(5)
Total	24,405	(925)	6,219	(106)

(ii)   Unrealised losses by maturity of security

	31 Dec 2018 £m	31 Dec 2017 £m
1 year to 5 years	(72)	(7)
5 years to 10 years	(436)	(41)
More than 10 years	(372)	(39)
Mortgage-backed and other debt securities	(45)	(19)
Total	(925)	(106)

(iii)   Age analysis of unrealised losses for the periods indicated

The age analysis of all the unrealised losses in the portfolio by reference to the length of time the securities have been in an unrealised loss position:

	31 Dec 2018 £m			31 Dec 2017 £m
	Non-			Non-
	investment	Investment		investment	Investment
	grade	grade	Total	grade	grade	Total
Less than 6 months	(20)	(141)	(161)	(4)	(31)	(35)
6 months to 1 year	(22)	(440)	(462)	(1)	(4)	(5)
1 year to 2 years	(10)	(142)	(152)	—	(49)	(49)
2 years to 3 years	—	(123)	(123)	(1)	(6)	(7)
More than 3 years	(2)	(25)	(27)	—	(10)	(10)
Total	(54)	(871)	(925)	(6)	(100)	(106)

The age analysis as at 31 December, of the securities whose fair values were below 80 per cent of the book value:

	31 Dec 2018 £m		31 Dec 2017 £m
	Fair	Unrealised	Fair	Unrealised
Age analysis	value	loss	value	loss
Less than 3 months	32	(10)	2	—
3 months to 6 months	2	(1)	1	(1)
More than 6 months	2	(1)	10	(4)
Total	36	(12)	13	(5)

(e)	Asset-backed securities

The Group’s holdings in Asset-Backed Securities (ABS), which comprise Residential Mortgage-Backed Securities (RMBS), Commercial Mortgage-Backed Securities (CMBS), Collateralised Debt Obligations (CDO) funds and other asset-backed securities are as follows:

	31 Dec 2018 £m	31 Dec 2017 £m
Shareholder-backed business
Asia operationsnote (i)	121	118
US operationsnote (ii)	3,604	3,226
UK and Europe operations (2018: 42% AAA, 13% AA)note (iii)	1,406	1,070
Other operationsnote (iv)	445	589
	5,576	5,003
With-profits business
Asia operationsnote (i)	235	233
UK and Europe operations (2018: 66% AAA, 12% AA)note (iii)	5,270	5,658
	5,505	5,891
Total	11,081	10,894

Notes

(i)   Asia operations

The Asia operations’ exposure to asset-backed securities is primarily held by the with-profits businesses. Of the £235 million (31 December 2017: £233 million), 99.8 per cent (2017: 98.2 per cent) are investment grade.

(ii)  US operations

US operations’ exposure to asset-backed securities at 31 December comprises:

	31 Dec 2018 £m	31 Dec 2017 £m
RMBS:
Sub-prime (2018: 1% AAA, 6% AA, 2% A)	96	112
Alt-A (2018: 3% AAA, 42% A)	105	126
Prime including agency (2018: 14% AAA, 62% AA, 10% A)	441	440
CMBS (2018: 80% AAA, 15% AA, 2% A)	1,945	1,579
CDO funds (2018: 13% AA, 24% A), including £nil exposure to sub-prime	13	28
Other ABS (2018: 20% AAA, 14% AA, 49% A), including £77 million exposure to sub-prime	1,004	941
Total	3,604	3,226

(i)	UK and Europe operations

The majority of holdings of the shareholder-backed business are UK securities and relate to PAC’s annuity business. Of the holdings of the with-profits businesses, £1,823 million (31 December 2017: £1,913 million) relates to exposure to the US markets with the remaining exposure being primarily to the UK market.

(ii)	Other operations

Other operations’ exposure to asset-backed securities is held by Prudential Capital with no sub-prime exposure. Of the £445 million, 99 per cent (31 December 2017: 96 per cent) are graded AAA.

(f)     Group sovereign debt and bank debt exposure

The Group exposures held by the shareholder-backed business and with-profits funds in sovereign debts and bank debt securities are analysed as follows:

Exposure to sovereign debts

	31 Dec 2018 £m		31 Dec 2017 £m
	Shareholder-		Shareholder-
	backed	With-profits	backed	With-profits
	business	funds	business	funds
Italy	—	57	58	63
Spain	36	18	34	18
France	—	50	23	38
Germany*	239	281	693	301
Other Eurozone	103	34	82	31
Total Eurozone	378	440	890	451
United Kingdom	3,226	3,013	5,918	3,287
United States†	5,647	11,858	5,078	10,156
Other, including Asia	5,142	2,745	4,638	2,143
Total	14,393	18,056	16,524	16,037

*       Including bonds guaranteed by the federal government.

†      The exposure to the United States sovereign debt comprises holdings of the US, the UK and Europe and Asia insurance operations.

Exposure to bank debt securities

	31 Dec 2018 £m							31 Dec 2017 £m
	Senior debt			Subordinated debt
Shareholder-backed business	Covered	Senior	Total	Tier 1	Tier 2	Total	Total	Total
Spain	42	64	106	—	—	—	106	68
France	20	119	139	14	3	17	156	86
Germany	30	—	30	6	89	95	125	117
Netherlands	—	69	69	3	1	4	73	71
Other Eurozone	15	2	17	—	—	—	17	15
Total Eurozone	107	254	361	23	93	116	477	357
United Kingdom	550	623	1,173	9	164	173	1,346	1,382
United States	—	2,614	2,614	1	52	53	2,667	2,619
Other, including Asia	—	759	759	109	369	478	1,237	1,163
Total	657	4,250	4,907	142	678	820	5,727	5,521

With-profits funds
Italy	—	38	38	—	—	—	38	31
Spain	—	17	17	—	—	—	17	16
France	6	250	256	1	95	96	352	286
Germany	140	46	186	14	29	43	229	180
Netherlands	—	253	253	12	1	13	266	199
Other Eurozone	—	74	74	—	—	—	74	27
Total Eurozone	146	678	824	27	125	152	976	739
United Kingdom	909	850	1,759	2	433	435	2,194	1,938
United States	—	2,418	2,418	1	311	312	2,730	2,518
Other, including Asia	575	1,459	2,034	339	452	791	2,825	2,531
Total	1,630	5,405	7,035	369	1,321	1,690	8,725	7,726

The tables above exclude assets held to cover linked liabilities and those of the consolidated unit trusts and similar funds. In addition, the tables above exclude the proportionate share of sovereign debt holdings of the Group’s joint venture operations.

(g)   Impairment of US available-for-sale debt securities and other financial assets

In accordance with the Group’s accounting policy set out in note A3.1, impairment reviews were performed for available-for-sale securities and loans and receivables.

During the year ended 31 December 2018, a credit for recoveries net of impairment of £13 million (2017: credit of £1 million; 2016: charge of £(44) million) was recognised. This includes £15 million (2017: £8 million; 2016: charge of £(20) million) for available-for-sale securities held by Jackson, offset by a charge of £2 million (2017: £7 million; 2016: charge of £(24) million) for loans and receivables held across the Group.

Jackson, with the support of internal credit analysts, regularly monitors and reports on the credit quality of its holdings of debt securities. In addition, there is a periodic review of its investments on a case-by-case basis to determine whether any decline in fair value represents an impairment. Investments in structured securities are subject to a review of their future estimated cash flows, including expected and stress case scenarios, to identify potential shortfalls in contractual payments (both interest and principal). Impairment charges are recorded on structured securities when the Company forecasts a contractual payment shortfall. Situations where such a shortfall would not lead to a recognition of a loss are rare. The impairment loss reflects the difference between the fair value and book value.

In 2018, the Group realised gross losses on sales of available-for-sale securities of £43 million (2017: £155 million; 2016: £152 million) with 49 per cent (2017: 97 per cent; 2016: 59 per cent) of these losses related to the disposal of fixed maturity securities of the top 10 individual issuers, which were disposed of to limit future credit loss exposure. Of the £43 million (2017: £155 million; 2016: £152 million), £4 million (2017: £3 million; 2016: £94 million) relates to losses on sales of impaired and deteriorating securities.

The effect of changes in the key assumptions that underpin the assessment of whether impairment has taken place depends on the factors described in note A3.1. A key indicator of whether such impairment may arise in future, and the potential amounts at risk, is the profile of gross unrealised losses for fixed maturity securities accounted for on an available-for-sale basis by reference to the time periods by which the securities have been held continuously in an unrealised loss position and by reference to the maturity date of the securities concerned.

For 2018, the amount of gross unrealised losses for fixed maturity securities classified as available-for-sale under IFRS in an unrealised loss position was £925 million (2017: £106 million; 2016: £675 million). Note B1.2 provides further details on the impairment charges and unrealised losses of Jackson’s available-for-sale securities.